Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Mar. 22, 2021 $ / shares
Subsequent Events (Details) [Line Items]
Dividend per ordinary share	$ 0.0125
Dividend per ADS share	$ 0.25
Dividend paid date	Mar. 31, 2021
Dividend nature, description	the Group announced that its Board of Directors has approved the management’s proposal for annual dividend of US$0.6 per ADS, or US$0.03 per ordinary share for the year of 2021. The dividend will be paid on a quarterly basis, with US$0.15 per ADS, or US$0.0075 per ordinary share, payable in each of the next four quarters.